DEBT - Long-term loans (Details)				6 Months Ended
	Jan. 02, 2024 CNY (¥)	Sep. 15, 2023 USD ($)	Sep. 13, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 15, 2023 CNY (¥)	Sep. 13, 2023 CNY (¥)
DEBT
Asset-liability ratio			70					70
Non-related party
DEBT
Long-term loans, including current portion					$ 569,996	$ 623,165
Less: current portion of long-term loans					(142,499)	(138,481)
Total long-term loans, non-current					$ 427,497	$ 484,684
Bank of China
DEBT
Basis points			0.25%
Effective interest rate			3.70%					3.70%
BOC, 3.4 million
DEBT
Debt amount			$ 470,836					¥ 3,400,000
Debt term			2 years
Amount of periodic payment | ¥	¥ 340,000			¥ 340,000
Periodic payment frequency				a semi-annual basis
BOC, 1.6 million
DEBT
Debt amount		$ 221,570					¥ 1,600,000
Debt term		2 years
Amount of periodic payment | ¥	¥ 160,000			¥ 160,000
Periodic payment frequency				a semi-annual basis